Share-based payments - Employee Share Plan (Details) - Employee Share Plan (ESP)	12 Months Ended
	Sep. 30, 2018 AUD ($) EquityInstruments employee $ / shares shares	Sep. 30, 2017 AUD ($) EquityInstruments employee $ / shares shares
Share-based payments
Number of Participants | employee	27,557	26,966
Average Number of Shares Allocated per Participant | shares	31	32
Total Number of Shares Allocated | EquityInstruments	854,267	862,912
Market Price per Share | $ / shares	$ 31.80	$ 31.25
Total Fair Value	$ 27,165,691	$ 26,966,000
Other employee benefits	$ 28,000,000	$ 28,000,000